Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Collaboration revenue	$ 82,538	$ 0
Number of reportable Segments | Segment	1
Goodwill, Impairment loss	$ 0	0
Impairment, Long-Lived Asset, Held-for-Use	0	0
Advertising expense	$ 0	$ 0
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	useful life (seven years) or the remaining lease term
Building [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years